Shareholder Report, Holdings (Details) - The Free Markets ETF	Nov. 30, 2025
Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Interactive Brokers Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Nexstar Media Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Williams Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Peabody Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Southern Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%